Summary of Significant Accounting Policies - Stock-based compensation (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			6,472,725
Stock compensation expense			$ 8,511	$ 662
Earn-out shares issuable upon achieving certain milestones			15,000,000
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	2,552,913
Stock compensation expense			$ 644	662
Business development agreement term	3 years
Options to purchase common stock | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		559,947
Vested Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense				$ 100
Subscription Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			$ 4,300
Earn-out shares issuable upon achieving certain milestones			15,000,000
Earn-out shares are subject to the share-based compensation			2,849,587